FINANCIAL ASSETS AND LIABILITIES - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Resources [line items]
Advance by suppliers with financial institutions	R$ 4,184,525	R$ 4,379,851
SELIC [member] | Government security [member]
Disclosure of Financial Resources [line items]
Interest, Index	100% of the CDI
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	100.00%	100.00%
Offshore financial investments remunerated rate	100.00%